EQUITY TRANSACTIONS (Details Narrative) - USD ($)								1 Months Ended															3 Months Ended			9 Months Ended	12 Months Ended
	Jul. 11, 2019	Feb. 11, 2019	Jul. 10, 2018	Apr. 10, 2018	Mar. 14, 2018	Mar. 06, 2018	Mar. 02, 2016	Jul. 30, 2020	Jul. 30, 2019	Jul. 02, 2019	Apr. 17, 2019	Mar. 18, 2019	Nov. 16, 2018	Apr. 30, 2018	Feb. 28, 2018	Apr. 30, 2017	Mar. 27, 2017	Dec. 31, 2016	Jul. 31, 2016	May 16, 2016	Jan. 31, 2016	Oct. 28, 2015	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2016	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 08, 2020	Jul. 07, 2020	Jul. 16, 2018	Dec. 22, 2017	Apr. 14, 2017
Preferred stock, shares par value																										$ 0.00001	$ 0.00001
Preferred stock, shares issued																										988,140	988,140
Common stock, shares par value																										$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized																										2,500,000,000	900,000,000	900,000,000
Common stock, shares issued																										778,052,603	763,967,603	541,965,449
Common stock, shares outstanding																										778,052,603	763,967,603	541,965,449					146,803,392
Number of restricted common stock issued, shares						55,000,000																			120,000,000		64,860,346	160,000,000
Number of shares converted						55,000
Fair market value of share						$ 0.016
Proceeds from restricted common stock issued						$ 880,000
Number of common stock cancelled																			120,000,000
Shares issued for subscription, value																							$ (157,500)	$ (318,500)			$ (290,100)	$ (136,000)
Shares issued for services, value																											$ 800,000	$ 6,800
Gone Green Agreement
Fair market value of share							$ 0.025													$ 0.0036		$ 0.015
Stock issued							40,000,000													50,000,000		30,000,000
Value of stock issued							$ 1,000,000													$ 180,000		$ 450,000
Number of common stock cancelled														120,000,000
Thornburg Subscription Agreement [Member]
Share Price					$ 0.173
Shares issued for subscription, shares					20,000,000											29,866,668
Shares issued for subscription, value																$ 75,000
Matthew Nicoletti [Member]
Number of shares converted		55,000,000											45,000,000
Number of stock issued		55,000											45,000
Fair market value of share		$ 0.0939840	$ 0.0122	$ 0.009									$ 0.0939																		$ 0.0118	$ 0.0149
Stock issued			110,000	106,000
Value of stock issued				$ 106,000									$ 4,225,500
Matthew Nicoletti [Member] | Subscription Agreement [Member]
Share Price																	$ 0.0079														$ 0.0118
Number of shares converted	56,000,000									50,000,000
Number of stock issued	56,000									50,000
Fair market value of share	$ 0.1135									$ 0.1076
Value of stock issued	$ 6,356,000									$ 5,380,000
Shares issued for subscription, shares																	100,000
Shares issued for subscription, value																	$ 86,000
Quantum [Member]
Number of shares converted											52,000,000	58,000,000
Number of stock issued											52,000	58,000
Fair market value of share											$ 0.076	$ 0.0785
Value of stock issued											$ 3,952,000	$ 4,524,000
Joseph Thornburg [Member]
Common stock, shares outstanding																20,000,000
Value of stock issued															$ 25,000
Number of common stock cancelled															8,000,000
Convertible note payable															$ 25,000						$ 75,000
Debt conversion, converted instrument, shares issued																		24,000,000			8,000,000
William Jeffrey Outlaw [Member]
Fair market value of share									$ 0.111
Shares issued for services, shares									10,000,000
Shares issued for services, value									$ 800,000
Series A Preferred Stock [Member]
Preferred stock, shares par value																										$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																										0	4,000,000	4,000,000
Preferred stock, shares issued																										0	4,000,000	4,000,000
Preferred stock, shares outstanding																										0	4,000,000	4,000,000
Series A Preferred Stock [Member] | Robert Clark and Joseph Thornburg [Member]
Number of shares converted								4,000,000
Fair market value of share								$ 0.0346
Debt conversion, converted instrument, shares issued								4,000,000
Series B Preferred Stock [Member]
Preferred stock, shares par value																										$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																										1,200,000	1,200,000	1,200,000
Preferred stock, shares issued																										488,000	488,000	1,138,000
Preferred stock, shares outstanding																										488,000	488,000	1,138,000
Number of shares converted																											1,000
Series C Preferred Stock [Member]
Preferred stock, shares par value																										$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																										250	250	3,300,000	250	3,300,000
Preferred stock, shares issued																										140	0	271,000
Preferred stock, shares outstanding																										140	0	271,000
Number of shares converted																										1,000	1,000
Series D Preferred Stock [Member]
Preferred stock, shares par value																										$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																										500,000	500,000	500,000
Preferred stock, shares issued																										500,000	500,000	500,000
Preferred stock, shares outstanding																										500,000	500,000	500,000
Number of shares converted																										1,000	1,000